Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Taxes Payable [Abstract]
Enterprise income tax payable	$ 1,114,087	$ 1,010,451
Value-added tax, net	356,777	327,124
City maintenance and construction tax	22,904	21,331
Additional education fees	9,965	9,286
Other taxes	8,035	7,296
Total	$ 1,511,768	$ 1,375,488